Related Party Balances - Additional Information (Detail) - DTDW Holdings, Ltd. - NIGERIA - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related party	$ 44,233	$ 33,353
Due to related party	$ 15,611	9,645
Trade and Other Receivables, Net
Related Party Transaction [Line Items]
Due from related party		33,400
Accounts Payable
Related Party Transaction [Line Items]
Due to related party		$ 9,600